GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A Shares, Class B, Class C, Institutional, Service and Class IR Shares
(as applicable) of the
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Emerging Markets Equity Fund
(the “Funds”)

Supplement dated June 20, 2011 to the
Prospectus dated February 28, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs BRIC Fund and Goldman Sachs Emerging Markets Equity Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs BRIC Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C	Institutional	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	1.0%	None	None

	Class A	Class C	Institutional	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.37%	0.37%	0.22%	0.37%

Total Annual Fund Operating Expenses	1.92%	2.67%	1.52%	1.67%
Fee Waiver and Expense Limitation[2]	(0.13)%	(0.13)%	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.79%	2.54%	1.39%	1.54%

[1]	A contingent deferred sales charge of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Emerging Markets Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class B		Class C		Institutional		Service	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%		None		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		5.0%		1.0%		None		None	None

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%		1.20%		1.20%		1.20%		1.20%	1.20%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses	0.46%		0.46%		0.46%		0.31%		0.81%	0.46%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.46%		0.46%		0.46%		0.31%		0.31%	0.46%

Total Annual Fund Operating Expenses	1.91%		2.66%		2.66%		1.51%		2.01%	1.66%
Fee Waiver and Expense Limitation[2]	(0.12)%		(0.12)%		(0.12)%		(0.12)%		(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.79%		2.54%		2.54%		1.39%		1.89%	1.54%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the following replaces, with respect to the Funds, the information in the management fee table and related footnote in the “Service Providers—Management Fees” section of the Prospectus:

Actual Rate
for the Fiscal
	Contractual	Average Daily	Year Ended
Fund	Rate	Net Assets	August 31, 2010
BRIC	1.30%	First $2 Billion	1	.27%*
	1.17%	Next $3 Billion
	1.11%	Next $3 Billion
	1.09%	Over $8 Billion

Emerging Markets Equity	1.20%	First $2 Billion	1	.20%*
	1.08%	Next $3 Billion
	1.03%	Next $3 Billion
	1.01%	Over $8 Billion

*	Effective July 1, 2011, the Investment Adviser has also agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the BRIC Fund and Emerging Markets Equity Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. These management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

This Supplement should be retained with the Prospectus for future reference.

EMEFEESTK